LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM DEPOSITS [Abstract]
Schedule of Long Term Deposits
	As of December 31,
	2013	2014

Concession fee deposits	$19,780	$19,544
Office rental deposits	717	756
	$20,497	$20,300